CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 35,869	$ 55,532	$ 49,227	$ 69,491
Amounts due from related party	25,820	4,225
Prepayments and other current assets, net	7,517	4,809
Total current assets	109,741	103,503
Total assets	158,232	144,494
Current liabilities:
Accrued expenses and other current liabilities	6,632	14,750
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 153,585,440 shares issued and 116,599,856 shares outstanding as of December 31, 2012 and 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,152,737	153,585,440
Ordinary shares, shares outstanding	104,014,754	116,599,856
Additional paid-in capital	158,384	161,017
Treasury stock at cost, 36,985,584 shares as of December 31, 2012 and 41,872,088 shares as of December 31, 2013	(15,961)	(13,886)
Treasury stock (in shares)	41,872,088	36,985,584
Accumulated other comprehensive Income	11,387	11,394
Accumulated deficit	(91,667)	(83,249)
Statutory reserve	2,782	2,782
Total equity	82,314	95,229	108,340	146,032
Total liabilities and equity	158,232	144,494
The company
Current assets:
Cash and cash equivalents	5,519	4,882	2,057	3,183
Amounts due from subsidiaries	59,928	62,904
Amounts due from related party	5,000
Prepayments and other current assets, net	255	213
Total current assets	70,702	67,999
Investment in subsidiaries	(4,516)	10,880
Total assets	66,186	78,879
Current liabilities:
Accrued expenses and other current liabilities	1,246	806
Shareholders' equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 153,585,440 shares issued and 116,599,856 shares outstanding as of December 31, 2012 and 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013	15	15
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,152,737	153,585,440
Ordinary shares, shares outstanding	104,014,754	116,599,856
Additional paid-in capital	158,384	161,017
Treasury stock at cost, 36,985,584 shares as of December 31, 2012 and 41,872,088 shares as of December 31, 2013	(15,961)	(13,886)
Treasury stock (in shares)	41,872,088	36,985,584
Accumulated other comprehensive Income	11,387	11,394
Accumulated deficit	(91,667)	(83,249)
Statutory reserve	2,782	2,782
Total equity	64,940	78,073
Total liabilities and equity	$ 66,186	$ 78,879